Events After Reporting Date - Additional Information (Detail)																						1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 25, 2020 USD ($) $ / shares shares	Jan. 28, 2020 USD ($) Years	Jan. 18, 2020 USD ($) shares	Jan. 03, 2020 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) shares	Aug. 29, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 21, 2019 USD ($) $ / shares shares	Aug. 10, 2018 USD ($) $ / shares shares	May 10, 2018 USD ($) $ / shares	May 10, 2018 USD ($) shares	Apr. 10, 2018 USD ($) $ / shares	Apr. 10, 2018 USD ($) shares	Dec. 05, 2017 USD ($) $ / shares	Dec. 05, 2017 USD ($) shares	Jul. 21, 2017 USD ($) $ / shares	Jul. 21, 2017 USD ($) shares	Jun. 29, 2017 USD ($) $ / shares	Jun. 29, 2017 USD ($) shares	Mar. 16, 2017 USD ($) $ / shares	Mar. 16, 2017 USD ($) shares	May 29, 2019 USD ($)	May 28, 2019	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) Years shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	May 29, 2019 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares																										21,675,849		12,686,723
Amount allocated to common shares																												$ 17,392,158
Cash commission																										$ 785,128		$ 598,804
Number of share options granted in share-based payment arrangement																										372,866	372,866	394,830	394,830
Weighted average remaining contractual life of outstanding share options | Years																										4.82
Weighted average exercise price of share options granted in share-based payment arrangement																											$ 11.97		$ 15.60
Common stock value outstanding																										$ 170,502,394		$ 154,016,519
Stock issuance costs																										$ 1,297,668		$ 2,132,238
Warrant exercised | shares																										6,500		1,755,141
Percentage of common shares reserved for issuance																										10.00%	10.00%
Number of common shares available for issue under stock option plan | shares																										1,241,803	1,241,803	677,063	677,063
Over Allotment Option 1 [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercised | shares																												1,755,141
Proceeds from warrant exercised																												$ 9,438,577
Amount reclassed from warrant liability to common stock																												$ 7,953,581
Bloom Burton Securities Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from offerings									$ 19,198,935				$ 8,035,941		$ 18,137,800		$ 1,328,871		$ 5,576,357		$ 5,642,537
Net proceeds from offering									$ 17,464,711				7,211,320		16,555,875		1,200,788		4,838,002		5,039,817
Exercise price per share | (per share)									$ 3.20	$ 10.50		$ 10.50		$ 18.00		$ 6.00		$ 6.00
Fair value of warrants									$ 6,297,251	$ 658,387	$ 658,387	$ 4,553,700	4,553,700	$ 5,223,686	5,223,686	$ 575,844	575,844	$ 2,788,274	2,788,274	$ 1,297,810	1,297,810
Amount allocated to common shares									12,901,684		531,469		3,482,241		12,914,114		753,027		2,788,083		4,344,727
Cash commission									$ 1,343,925		$ 76,988		$ 562,516		$ 1,246,185		$ 93,021		$ 382,689		$ 394,316
Warrants expiration period									Aug. 10, 2023		Apr. 10, 2023		Apr. 10, 2023		Dec. 05, 2022		Jun. 29, 2022		Jun. 29, 2022
Offering price per share | (per share)									$ 2.50	$ 9.00		$ 9.00		$ 15.00		$ 4.50		$ 4.50		$ 10.50
Sale of offering units | shares									7,679,574				1,126,664		1,533,333		370,567		1,612,955		715,573
Bloom Burton Securities Inc [member] | Over Allotment Option 1 [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase common stock | shares									537,570		10,928		78,867		105,350		25,940		109,533		50,005
Warrants expiration period									Aug. 10, 2020		Apr. 10, 2020		Apr. 10, 2020		Dec. 05, 2019		Jun. 29, 2019		Jun. 29, 2019		Mar. 16, 2019
Common stock price per share | (per share)									$ 2.50	$ 9.00		$ 9.00		$ 15.00		$ 4.50		$ 4.50		$ 10.50
Events After Reporting Period [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement		25,765
Weighted average remaining contractual life of outstanding share options | Years		7
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.657
Number of common shares available for issue under stock option plan | shares																									5,986,152	1,241,803	1,241,803
Events After Reporting Period [member] | Over Allotment Option 1 [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercised | shares							1,018,506																	1,018,506
Proceeds from warrant exercised																								$ 3,259,219
Amount reclassed from warrant liability to common stock																								3,742,824
Events After Reporting Period [member] | Before Amendment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of common shares reserved for issuance																							10.00%
Events After Reporting Period [member] | After Amendment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of common shares reserved for issuance																						15.00%
Events After Reporting Period [member] | Amendment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise prices/option																						$ 3.40								$ 4.54
Events After Reporting Period [member] | Institutional Investors [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares	7,000,000
Gross proceeds from offerings	$ 1,200,000
Share price | $ / shares	$ 0.17
Number of warrants to purchase common stock | shares	3,500,000
Net proceeds from offering	$ 885,000
Exercise price per share | $ / shares	$ 0.19
Warrants expiration period	5 years
Fair value of warrants	$ 618,100
Amount allocated to common shares	$ 571,900
Events After Reporting Period [member] | Wainwright [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase common stock | shares	490,000
Exercise price per share | $ / shares	$ 0.2125
Cash commission	$ 83,300
Warrants expiration period	Mar. 25, 2025
Events After Reporting Period [member] | Cambridge Design Partnership Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares issued for consideration other than cash | shares				501,148
Price per share | $ / shares				$ 0.50
Common stock value outstanding				$ 250,574
Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares			4,408,048		973,000	1,777,325																			7,784,444
Gross proceeds from offerings						$ 3,000,000
Cash commission						417,113
Capital Issued Commitments					$ 35,000,000	$ 35,000,000
Common stock shares issued value			$ 2,071,930		423,440																				$ 5,304,531
Stock issuance costs					$ 35,122
Total number of shares issued | shares						639,837
Offering price per share | $ / shares						$ 1.6879
Events After Reporting Period [member] | Bloom Burton Securities Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from offerings							$ 28,750,000
Net proceeds from offering							$ 25,426,744
Exercise price per share | $ / shares							$ 4.00
Fair value of warrants							$ 15,897,059																	$ 15,897,059
Amount allocated to common shares							12,852,941
Cash commission							$ 2,012,500
Warrants expiration period							Mar. 24, 2024
Offering price per share | $ / shares							$ 3.40
Sale of offering units | shares							8,455,882
Events After Reporting Period [member] | Bloom Burton Securities Inc [member] | Over Allotment Option 1 [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase common stock | shares								591,911
Fair value of warrants								$ 864,190
Warrants expiration period								Mar. 21, 2021
Common stock price per share | $ / shares								$ 3.40